Payable taxes and other accrued expenses (Tables)	12 Months Ended
Dec. 31, 2025
Payable taxes and other accrued expenses
Schedule of payable taxes and other accrued expenses

	December 31,
	2025		2024		2023
Accrued expenses	Ps.	528,376	Ps.	503,113	Ps.	345,225
Payable taxes other than income tax		449,453		389,463		410,775
Accrued interest		214,167		239,753		204,843
	Ps.	1,191,996	Ps.	1,132,329	Ps.	960,843